UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIESUNITED STATES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

Item 1.	Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-101.3%
		Alabama-1.6%
$5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$5,972,298
5,000	M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	4,678,400

			10,650,698

		Alaska-.7%
5,475	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	5,090,162

		Arizona-2.6%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	4,923,250
5,655	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	6,059,106
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	6,709,076

			17,691,432

		California-4.8%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024	5,502,780
2,000	M	Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026	2,002,320
7,490	M	Los Angeles Unified School Dist. GO 4 3/4% 7/1/2025	6,779,499
10,000	M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	8,586,800
10,000	M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	9,786,400

			32,657,799

		Connecticut-2.3%
		Connecticut State Housing Fin. Auth. Program:
1,000	M	5% 11/15/2028	967,910
5,000	M	5.15% 11/15/2034	4,792,050
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
		6 1/8% 9/1/2012	9,659,880

			15,419,840

		Delaware-.4%
3,000	M	Delaware State Housing Auth. Mtg. Rev.
		5.2% 7/1/2029 (when-issued)	2,769,660

		District of Columbia-1.5%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021	5,381,650
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5 1/2% 8/15/2028	4,910,750

			10,292,400

		Florida-2.0%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	940,990
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,098,890
1,000	M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	980,400
5,000	M	Miami Dade County School Board COP 5 1/4% 5/1/2029	4,625,850
3,000	M	Orange County Health Facs. Auth. Rev. 5 1/4% 12/1/2029	2,866,950
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,094,910
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,062,560
840	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	900,766

			13,571,316

		Georgia-11.0%
15,000	M	Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*	15,698,550
9,040	M	Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019	9,258,135
10,000	M	Augusta Water & Sewer Rev. 2.425% 10/1/2039***	9,908,800
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6 1/4% 7/1/2011	21,587,715
17,000	M	6% 7/1/2013	18,498,380

			74,951,580

		Hawaii-.9%
6,000	M	Hawaii State GO 6% 10/1/2010	6,380,760

		Illinois-15.1%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016	5,583,250
36,200	M	6% 1/1/2020	39,683,888
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,261,150
3,000	M	6.65% 2/1/2011	3,252,030
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5 1/4% 1/1/2022	4,698,150
5,350	M	Childrens Mem. Hosp. 5 1/4% 8/15/2033	4,865,504
		Illinois State First Series General Obligations:
5,250	M	6 1/8% 1/1/2010*	5,480,212
8,000	M	5 1/2% 5/1/2017	8,348,720
12,000	M	5 1/2% 5/1/2018	12,436,320
9,050	M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	8,066,627
4,000	M	Regional Transportation Auth. 7 3/4% 6/1/2019	4,855,920

			102,531,771

		Indiana-2.2%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5 1/4% 7/15/2026	7,285,751
8,330	M	Indianapolis Gas Util. Rev. 5 1/4% 8/15/2025	7,823,786

			15,109,537

		Iowa---.6%
4,215	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5 1/4% 7/1/2028 (when-issued)	3,883,617

		Kentucky-.7%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5 3/4% 12/1/2028	4,786,900

		Louisiana-.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	4,783,880

		Massachusetts-1.6%
10,025	M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	10,579,082

		Michigan-4.4%
5,000	M	Detroit City School Dist. GO 5% 5/1/2033	4,436,850
10,000	M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,598,300
10,000	M	Michigan State Grant Antic. Bds. 5 1/4% 9/15/2025	9,672,900
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	4,943,835

			29,651,885

		Missouri-3.3%
		Missouri State Health & Educ. Facs. Auth. Revenue:
		BJC Health Systems:
6,000	M	6 3/4% 5/15/2010	6,404,340
10,000	M	6 3/4% 5/15/2011	10,981,600
5,000	M	St. Luke's Health 5 1/2% 11/15/2028	4,886,700

			22,272,640

		Montana-.7%
5,170	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,819,836

		Nevada-.4%
2,500	M	Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*	2,587,775

		New Mexico-.7%
5,105	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5 1/4% 7/1/2031	4,715,131

		New York-11.4%
2,250	M	New York City GO Series "G" 5 5/8% 8/1/2020	2,299,838
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	24,354,220
5,000	M	New York City Transitional Fin. Auth. Rev. 1.417% 7/15/2031***	4,528,800
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5 3/4% 7/1/2027	10,167,300
5,000	M	State University 5 7/8% 5/15/2017	5,481,200
5,155	M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,161,547
7,780	M	Port Authority of New York & New Jersey Drivers 1.54% 8/15/2015***	8,033,083
13,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	12,579,710
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5 3/4% 10/15/2013	5,170,700

			77,776,398

		North Carolina-2.8%
		North Carolina Municipal Pwr. Agy. (Catawba Elec.):
10,000	M	6% 1/1/2010	10,400,700
8,000	M	6% 1/1/2011	8,473,840

			18,874,540

		North Dakota-3.0%
5,000	M	Grand Forks Health Care Sys. Rev. 5% 12/1/2026	4,387,750
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,570,160
5,000	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	4,686,400

			20,644,310

		Ohio-2.0%
6,000	M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	6,618,720
7,585	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 5.45% 9/1/2033	7,141,960

			13,760,680

		Oklahoma-2.2%
5,540	M	Oklahoma State Ind. Dev. Auth. (Integris Hlth. Sys.) 6% 8/15/2009*	5,761,655
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	9,520,200

			15,281,855

		Pennsylvania-2.2%
2,250	M	Pennsylvania State Higher Educ. Facs. Auth. 5% 4/1/2026	2,083,117
12,050	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,139,451

			15,222,568

		Texas-11.4%
16,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	17,223,360
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5 3/8% 2/15/2029	4,714,000
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6 1/2% 8/15/2012	12,293,215
7,000	M	6 1/2% 8/15/2013	7,895,090
5,545	M	Hitchcock Ind. School District GO 5 1/4% 2/15/2030	5,398,834
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6 1/4% 12/15/2013	4,460,200
6,035	M	6 1/4% 12/15/2015	6,816,412
10,000	M	North Texas Twy. Auth. Rev. 5 1/8% 1/1/2028	8,867,300

5,065	M	Pharr-San Juan-Alamo Indpt. Sch. Dist. GO 5% 2/1/2030		4,803,697
5,380	M	Waco Ind. School Dist. GO 5 1/4% 8/15/2030		5,303,981

				77,776,089

		Utah-1.0%
1,265	M	Provo Electric System Rev. 10 3/8% 9/15/2015		1,568,689
5,500	M	Weber Basin Water Conservancy Dist. Rev. 5 1/4% 10/1/2037		5,114,175

				6,682,864

		Virginia-.5%
3,870	M	Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022		3,569,146

		Washington-2.7%
8,410	M	Snohomish County Washington Ltd. Tax GO 5 1/2% 12/1/2018		8,719,909
7,425	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033		6,861,961
3,000	M	Washington State Hsg. Fin. Rev. 5.45% 12/1/2033		2,792,970

				18,374,840

		West Virginia-.5%
3,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5 3/8% 6/1/2028		3,222,520

		Wisconsin-3.4%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		13,377,720
10,000	M	Wisconsin State GO 5% 5/1/2025		9,682,100

				23,059,820

Total Value of Municipal Bonds (cost $681,312,796)			101.3%	689,443,331
Excess of Liabilities Over Other Assets			(1.3)	(9,063,929)

Net Assets			100.0%	$680,379,402

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $681,312,796. Accumulated net unrealized appreciation on investments was $8,130,535 consisting of $27,109,249 gross unrealized appreciation and $18,978,714 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-97.3%
		Alabama-.7%
$500	M	Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. 5 1/4% 10/1/2028	$477,370
500	M	Auburn University Rev. 5% 6/1/2027	475,490

			952,860

		Alaska-3.5%
1,000	M	Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*	1,092,940
3,615	M	Anchorage GO 5% 8/1/2025	3,434,647

			4,527,587

		Arizona-12.7%
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	4,781,950
2,170	M	Arizona State University COP 5% 9/1/2025	2,034,744
2,400	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	2,311,176
2,675	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/01/2026	2,574,019
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	4,626,350

			16,328,239

		California-5.9%
3,090	M	Alum Rock Elem. Sch. District GO 5 1/4% 8/1/2029	2,965,813
5,000	M	California State GO 5% 6/1/2027	4,668,000

			7,633,813

		Colorado-2.0%
1,500	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
		5 1/8% 12/1/2021	1,513,080
1,000	M	Lafayette Water Rev. 5 1/4% 12/1/2023	1,004,860

			2,517,940

		Connecticut-2.0%
1,165	M	New Britain GO 4 3/4% 4/1/2028	1,088,739
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5 1/4% 8/1/2030	1,432,395

			2,521,134

		Florida-2.3%
1,320	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,202,810
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series "A"
		5% 7/1/2025	1,765,546

			2,968,356

		Georgia-1.6%
1,000	M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
		(Georgia Tech. Facs.) 5 1/4% 11/1/2021	1,019,570
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5 1/8% 12/1/2021	1,010,870

			2,030,440

		Illinois-3.7%
5,000	M	Illinois State GO 5% 4/1/2028	4,778,100

		Indiana-5.8%
1,030	M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,105,890
1,105	M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,181,068

		Tri-Creek Middle School Bldg. Corp. Revenue:
2,705	M	5 1/4% 7/15/2028	2,652,604
1,205	M	5 1/4% 7/15/2029	1,176,598
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,349,750

			7,465,910

		Kentucky-3.8%
500	M	Christian Cnty. Hospital Rev. 5 1/2% 2/1/2036	471,685
3,535	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5 1/4% 9/1/2026	3,247,251
1,240	M	Louisville & Jefferson Cnty. Swr. & Drain Sys. Rev. 5% 5/15/2024	1,204,598

			4,923,534

		Louisiana-1.4%
1,845	M	Louisiana Loc. Govt. Env. Pkg. Facs. 5 1/4% 10/1/2021	1,854,114

		Massachusetts-2.3%
		Massachusetts State Hlth. & Edl. Facs. Auth. Revenue:
2,000	M	Boston Med. Ctr. Proj. 5 1/4% 7/1/2038	1,660,220
1,500	M	Emmanuel College 5% 7/1/2027	1,296,990

			2,957,210

		Michigan-10.4%
3,275	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	3,167,351
2,000	M	Canton Charter Twp. GO 5% 4/1/2027	1,885,800
2,200	M	Grand Valley State University Rev. 5% 12/1/2033	2,042,436
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,802,530
1,000	M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
		5 1/4% 1/1/2018	1,023,240
1,000	M	Ravenna Public Schs. Bldg. & Site GO 5% 5/1/2028	953,140
2,705	M	Van Dyke Pub. Schs. Bldg. & Site GO 5% 5/1/2028	2,536,154

			13,410,651

		Minnesota-1.1%
1,405	M	Northern Minnesota Mun. Pwr. Agy. Elec. Sys. Rev. 5% 1/1/2021	1,404,888

		Missouri-.9%
200	M	Liberty Sewer System Rev. 6.15% 2/1/2009*	202,522
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
		5.85% 6/1/2010*	321,690
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	262,282
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	395,569

			1,182,063

		Nebraska-.8%
1,000	M	Municipal Energy Agency 5 1/4% 4/1/2021	1,007,550

		New Jersey-2.1%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5 3/8% 7/1/2038	967,500
1,750	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5 1/4% 1/1/2031	1,718,325

			2,685,825

		New Mexico-2.1%
3,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5% 7/1/2038	2,637,630

		New York-.8%
		Camden Central School District General Obligations:
725	M	5 1/2% 3/15/2016	758,147
250	M	5 1/2% 3/15/2017	259,962

			1,018,109

		North Carolina-.7%
1,000	M	Concord Utilities System Rev. 5% 12/1/2035	931,170

		North Dakota-1.5%
2,055	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	1,926,110

		Ohio-4.7%
1,255	M	Akron Sewer System Rev. 5 1/4% 12/1/2020	1,271,265
2,825	M	Greater Cleveland Regl. Trans. Auth. GO 5% 12/1/2026	2,717,169

1,500	M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018		1,565,730
450	M	Youngstown GO 6% 12/1/2010*		486,783

				6,040,947

		Pennsylvania-3.1%
1,725	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024		1,564,006
1,385	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2025		1,318,382
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*		1,072,390

				3,954,778

		Puerto Rico-.7%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016		897,193

		South Carolina-.8%
1,000	M	Hilton Head Island Rev. 5 1/8% 12/1/2022		994,460

		South Dakota-1.0%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5 1/8% 8/1/2028		1,342,470

		Texas-10.7%
2,000	M	El Paso Cnty. Hosp. Dist. GO 5% 8/15/2028		1,876,640
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		4,661,650
5,000	M	Houston Utility Systems Rev. 5 1/4% 5/15/2020		5,052,950
2,245	M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026		2,202,390

				13,793,630

		Utah-2.2%
2,000	M	Ogden City Swr. & Wtr. Rev. 5% 6/15/2028		1,841,240
1,000	M	Pleasant Grove City Wtr. Rev. 5 1/4% 12/1/2029		939,250

				2,780,490

		Washington-5.2%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033		4,620,850
2,135	M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027		2,045,565

				6,666,415

		Wisconsin-.8%
1,195	M	Wisconsin State Hlth. & Edl. Facs. Rev. 5% 8/1/2027		1,088,718

Total Value of Municipal Bonds (cost $132,404,569)				125,222,334

		SHORT-TERM TAX EXEMPT INVESTMENTS-4.0%
5,100	M	Chicago IL Sales Tax Revenue
		Adjustable Rate Note 4 1/4%** (cost $5,100,000)		5,100,000

Total Value of Municipal Investments (cost $137,504,569)			101.3%	130,322,334
Excess of Liabilities Over Other Assets			(1.3)	(1,676,242)

Net Assets			100.0%	$128,646,092

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $137,504,569. Accumulated net unrealized depreciation on investments was $7,182,235, consisting of $565,727 gross unrealized appreciation and $7,747,962 gross unrealized depreciation.

Portfolio of Investments (unaudited)
ARIZONA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS-77.8%
		Certificates of Participation-7.7%
$500	M	Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030		$504,170

		General Obligations-31.3%
1,000	M	Phoenix Series "B" 5 3/8% 7/1/2019		1,064,850
525	M	Pima County Unified School District 5% 7/1/2027		511,255
500	M	Pinal County Unified School District 5% 7/1/2024		466,365

				2,042,470

		Health Care-11.6%
200	M	Arizona Health Facs. Auth. Rev. 5 1/4% 1/1/2031		176,032
500	M	Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
		7% 12/1/2016		584,310

				760,342

		Utilities-15.7%
500	M	Phoenix Civic Improvement Corp. Water System Rev. 5 1/2% 7/1/2020		507,375
500	M	Pima County Sewer Rev. 5 3/8% 7/1/2014		514,165

				1,021,540

		Other Revenue-11.5%
500	M	Glendale Mun. Ppty. Corp. Excise Tax Rev. 5% 7/1/2028		473,550
300	M	Yuma Mun. Ppty. Corp. Lease Rev. 5% 7/1/2026		275,772

				749,322

Total Value of Municipal Bonds (cost $5,136,386)			77.8%	5,077,844
Other Assets, Less Liabilities			22.2	1,449,388

Net Assets			100.0%	$6,527,232

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $5,136,386. Accumulated net unrealized depreciation on investments was $58,542 consisting of $133,254 gross unrealized appreciation and $191,796 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-97.4%
		Certificates of Participation-12.1%
$500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$563,490
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022	760,725
1,000	M	West Basin Municipal Water District Rev. 5% 8/1/2026	953,290
1,000	M	West Contra Costa Healthcare 5 3/8% 7/1/2024	862,930

			3,140,435

		General Obligations-31.5%
1,000	M	Antelope Valley Cmnty. College District 5% 8/1/2026	949,900
1,000	M	Carlsbad Unified School District 5% 8/1/2026	962,250
500	M	Fontana School District 5 3/4% 5/1/2022	513,860
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016	708,435
1,000	M	Los Angeles Unified School District 4 3/4% 7/1/2027	892,950
750	M	Natomas Unified School District 5.95% 9/1/2021	833,497
1,000	M	Oak Valley Hospital District 5% 7/1/2035	884,320
1,010	M	San Juan Unified School District 5% 8/1/2025	945,946
500	M	Walnut Valley School District 7.2% 2/1/2016	562,380
1,000	M	Wiseburn School District 5% 8/1/2026	962,250

			8,215,788

		Health Care-6.9%
		California Statewide Cmntys. Dev. Auth. Revenue:
1,000	M	Henry Mayo Newhall 5.05% 10/1/2028	878,180
1,000	M	St. Joseph's 5 1/8% 7/1/2024	917,130

			1,795,310

		Housing-3.6%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028	930,810

		Transportation-8.7%
1,000	M	Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2012*	1,081,740
200	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*	212,792
1,000	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025	972,990

			2,267,522

		Utilities-15.2%
1,150	M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020	1,162,685
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	467,195
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022	1,528,828
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012	799,455

			3,958,163

		Other Revenue-19.4%
1,000	M	California State Public Works Board 6 1/2% 12/1/2008	1,005,180
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,097,610
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
		5 1/4% 11/1/2020	1,136,437
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020	1,024,440

700	M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015		792,267

				5,055,934

Total Value of Municipal Bonds (cost $25,988,795)				25,363,962

		SHORT-TERM TAX EXEMPT INVESTMENTS-1.5%
		Adjustable Rate Notes**
200	M	California Economic Recovery GO 3 1/2%		200,000
200	M	California Pollution Ctl. Fing. Auth. Rev. 2 3/4%		200,000

Total Value of Short-Term Tax Exempt Investments (cost $400,000)				400,000

Total Value of Municipal Bonds (cost $26,388,795)			98.9%	25,763,962
Other Assets, Less Liabilities			1.1	289,118

Net Assets			100.0%	$26,053,080

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $26,388,795. Accumulated net unrealized depreciation on investments was $624,833, consisting of $514,397 gross unrealized appreciation and $1,139,230 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-98.7%
		Education-23.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Loomis Chafee School 5% 7/1/2030	$895,730
		Quinnipiac University:
1,000	M	5% 7/1/2025	941,540
1,000	M	5 3/4% 7/1/2033	1,020,840
1,000	M	Renbrook School 5% 7/1/2030	950,320
1,000	M	Salisbury School 5% 7/1/2028	947,100
1,235	M	Trinity College Series "H" 5% 7/1/2019	1,250,277
1,000	M	Westminster School 5% 7/1/2037	901,080
1,000	M	Yale University 5% 7/1/2042	950,000
600	M	University of Connecticut Student Fees Rev. 5 1/4% 11/15/2021	611,544

			8,468,431

		General Obligations-36.1%
500	M	Branford 5% 5/15/2014	523,210
		Bridgeport:
750	M	Series "A" 6 1/8% 7/15/2010*	802,357
1,000	M	Series "A" 5 3/8% 8/15/2019	1,016,840
1,500	M	Series "B" 5% 12/1/2023	1,432,590
		Connecticut State:
690	M	Series "E" 6% 3/15/2012	751,914
1,020	M	Series "F" 5% 10/15/2021	1,028,497
1,090	M	Cromwell 5% 6/15/2020	1,094,905
1,000	M	Glastonbury 5% 6/15/2021	1,016,280
1,000	M	Hartford 5% 8/15/2019	1,016,770
1,000	M	Hartford County Met. Dist. 5% 5/1/2024	975,660
		New Britain:
800	M	6% 3/1/2012	841,944
1,000	M	4 3/4% 4/1/2028	934,540
300	M	New Haven 6% 11/1/2009*	314,835
1,250	M	Waterbury 5% 4/1/2012*	1,329,362

			13,079,704

		Health Care-10.0%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
315	M	Bridgeport Hospital 6 1/2% 7/1/2012	315,810
400	M	Child Care Facs. Prog. 5 1/2% 7/1/2019	411,412
1,250	M	Children's Medical Center Series "B" 5% 7/1/2021	1,195,725
1,000	M	William W. Backus Hospital 5% 7/1/2025	937,920
205	M	Village Families & Children Series "A" 5% 7/1/2017	210,732
550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	551,347

			3,622,946

		Housing-8.8%
		Connecticut State Housing Finance Authority:
1,750	M	5% 6/15/2024		1,738,590
1,000	M	5% 11/15/2028		967,910
500	M	5.85% 6/15/2030		484,435

				3,190,935

		Transportation-6.1%
		Connecticut State Special Tax Obligation Revenue
		Transportation Infrastructure:
250	M	6 1/8% 9/1/2012		268,330
1,000	M	5% 12/1/2021		996,120
1,000	M	5% 8/1/2027		964,460

				2,228,910

		Utilities-13.0%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		903,040
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		943,970
500	M	5% 7/1/2028		467,195
500	M	Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2012*		542,505
		South Central Connecticut Regional Water Authority Revenue:
1,000	M	5 1/4% 8/1/2029		958,390
1,000	M	5% 8/1/2033		905,420

				4,720,520

		Other Revenue-1.4%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		490,315

Total Value of Municipal Bonds (cost $37,028,468)			98.7%	35,801,761
Other Assets, Less Liabilities			1.3	463,617

Net Assets			100.0%	$36,265,378

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $37,028,468. Accumulated net unrealized depreciation on investments was $1,226,707, consisting of $349,423 gross unrealized appreciation and $1,576,130 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS-98.4%
		Education-27.8%
		Massachusetts State College Bldg. Auth. Proj. Revenue:
$1,000	M	5 1/4% 5/1/2021		$998,130
1,000	M	5% 5/1/2025		969,280
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Massachusetts College of Pharmacy 5% 7/1/2031		921,430
1,000	M	Worcester Polytechnic Institute 5% 9/1/2023		960,910
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Emmanuel College 5% 7/1/2027		864,660
1,000	M	University of Massachusetts 5% 10/1/2029		923,850
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014		1,129,620

				6,767,880

		General Obligations-26.1%
1,000	M	Holliston 5 1/4% 4/1/2018		1,023,670
1,000	M	Lawrence 5% 4/1/2027		976,420
500	M	Massachusetts State 3.37% 5/1/2037		348,680
1,155	M	Quaboag Regional School District 5 1/2% 6/1/2017		1,197,677
700	M	Springfield 6% 10/1/2009*		732,515
1,000	M	Westborough 5% 11/15/2019		1,030,870
1,000	M	Worcester 5 1/2% 8/15/2017		1,037,170

				6,347,002

		Health Care-13.9%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Caregroup 5 3/8% 2/1/2027		951,300
1,000	M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013		1,011,100
1,015	M	Lahey Clinic Med. Ctr. 5% 8/15/2022		921,732
470	M	Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012		498,158

				3,382,290

		Housing-3.8%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.35% 12/1/2033		920,630

		Transportation-4.3%
1,000	M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*		1,052,170

		Utilities-18.3%
1,000	M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013		1,055,270
1,455	M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018		1,490,531
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5 1/4% 7/1/2029		922,370
1,000	M	Springfield Water & Sewer Rev. 5% 7/15/2024		977,510

				4,445,681

		Other Revenue-4.2%
1,000	M	Boston Convention Center Act 1997 Series "A" 5% 5/1/2017		1,013,020

Total Value of Municipal Bonds (cost $24,664,919)			98.4%	23,928,673
Other Assets, Less Liabilities			1.6	377,332

Net Assets			100.0%	$24,306,005

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $24,664,919. Accumulated net unrealized depreciation on investments was $736,246, consisting of $390,539 gross unrealized appreciation and $1,126,785 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS-97.5%
		General Obligations-60.0%
$1,360	M	Allendale Public Sch. Dist. Series "A" 5 1/4% 5/1/2024		$1,342,864
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025		967,130
1,000	M	Detroit Series "B" 5% 4/1/2025		896,890
1,725	M	Eaton Rapids Public Schools 5 1/4% 5/1/2022		1,735,695
1,000	M	Ecorse Public School District 5% 5/1/2027		957,930
1,000	M	Fraser Public School District 5% 5/1/2024		972,540
1,000	M	Galesburg-Augusta Community Schools 5% 5/1/2024		930,820
1,000	M	Godwin Heights Public School District 5 5/8% 5/1/2010*		1,048,510
1,000	M	Grand Blanc Community School District 5 5/8% 5/1/2015		1,053,990
1,040	M	Grand Rapids Building Authority 5 3/4% 8/1/2015		1,078,782
830	M	Gull Lake Community School District Zero Coupon 5/1/2013		656,190
1,575	M	Jenison Public School District 5 1/2% 5/1/2018		1,625,400
1,000	M	Kenowa Hills Public Schools 5% 5/1/2025		943,770
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,117,520
1,000	M	Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025		977,920
1,050	M	Wayne Charter County Capital Improvement 5% 2/1/2030		949,221

				17,255,172

		Health Care-11.8%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. (Bronson Hosp.)
		5% 5/15/2026		890,370
		Michigan State Hospital Fin. Auth. Revenue:
1,000	M	Mercy Mount Clemens 5 3/4% 5/15/2009*		1,029,890
500	M	Trinity Health Group 5% 12/1/2026		442,745
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013		1,023,300

				3,386,305

		Housing-3.3%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5 1/2% 10/1/2028		956,790

		Transportation-3.4%
1,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024		971,580

		Utilities-19.0%
1,000	M	Detroit Sewer Disposal Rev. Bonds 5 1/4% 7/1/2028		959,570
1,275	M	Detroit Water Supply System Rev. 6 1/2% 7/1/2015		1,369,987
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011		1,443,501
1,000	M	7% 5/1/2021		1,122,240
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		549,315

				5,444,613

Total Value of Municipal Bonds (cost $28,539,686)				28,014,460

		SHORT-TERM TAX EXEMPT INVESTMENTS-1.0%
300	M	Green Lake Twp. Economic Dev. Corp. Rev. Bonds
		Adjustable Rate Note 4 1/4%** (cost $300,000)		300,000

Total Value of Municipal Investments (cost $28,839,686)			98.5%	28,314,460
Other Assets, Less Liabilities			1.5	437,498

Net Assets			100.0%	$28,751,958

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $28,839,686. Accumulated net unrealized depreciation on investments was $525,226 consisting of $540,362 gross unrealized appreciation and $1,065,588 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-99.2%
		Education-5.7%
$600	M	Minnesota State Colleges & Univ. 5% 10/1/2021	$605,280
400	M	University of Minnesota 5 3/4% 7/1/2017	447,440

			1,052,720

		General Obligations-61.9%
400	M	Becker Ind. School District #726, 6% 2/1/2017	416,872
750	M	Blooming Prairie Ind. School District #756, 4 3/4% 1/1/2024	707,985
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021	502,930
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	485,340
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	211,460
		Eagan Recreational Facilities Series "A":
450	M	5% 2/1/2015	467,280
250	M	5% 2/1/2016	258,650
300	M	Farmington Ind. School District #192 Series "B" 5% 2/1/2022	300,300
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	492,105
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	984,160
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	267,930
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,013,120
500	M	Minnesota State Highway 5% 8/1/2026	492,430
500	M	Minnetonka Ind. School District #276, 5% 2/1/2028	490,250
750	M	Montgomery School District #394, 5% 2/1/2025	734,385
500	M	Moorhead Series "A" 5% 2/1/2027	467,055
750	M	New Brighton Series "A" 5% 2/1/2032	720,023
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	263,047
500	M	Sauk Rapids Ind. Sch. Dist. 5% 2/1/2019	515,115
500	M	Scott County 5% 12/1/2023	494,210
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	482,640
		St. Paul Ind. School District #625:
250	M	5 5/8% 2/1/2015	252,545
400	M	5% 2/1/2017	413,160

			11,432,992

		Health Care-11.1%
500	M	Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017	513,665
		Minnesota Agriculture & Econ. Dev. Brd. Revenue:
300	M	Benedictine Health 5 1/4% 2/15/2014	313,617
750	M	Essentia Health 5% 2/15/2037	694,215
500	M	St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016	517,840

			2,039,337

		Housing-2.2%
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	402,696

		Transportation-2.5%

500	M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
		5% 1/1/2028		451,475

		Utilities-11.9%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
400	M	5.4% 1/1/2016		409,840
500	M	5% 1/1/2021		499,960
500	M	5% 1/1/2026		463,105
		Western Minnesota Municipal Power Agency:
325	M	5 1/2% 1/1/2011		327,541
500	M	5 1/2% 1/1/2015		517,325

				2,217,771

		Other Revenue-3.9%
750	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		721,328

Total Value of Municipal Bonds (cost $18,811,576)				18,318,319

		SHORT-TERM TAX EXEMPT INVESTMENTS-1.6%
		Adjustable Rate Notes**
		Minnesota State Higher Education Facs. Auth. Revenue (Olaf College):
200	M	6 1/4% 10/1/2020		200,000
100	M	6 1/4% 10/1/2032		100,000

Total Value of Short-Term Tax Exempt Investments (cost $300,000)				300,000

Total Value of Municipal Investments (cost $19,111,576)			100.8%	18,618,319
Excess of Liabilities Over Other Assets			(.8)	(154,217)

Net Assets			100.0%	$18,464,102

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $19,111,576. Accumulated net unrealized depreciation on investments was $493,257, consisting of $190,679 gross unrealized appreciation and $683,936 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MISSOURI INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-54.6%
		Education-13.8%
$125	M	Bowling Green School District 5.85% 3/1/2010*	$130,821
450	M	Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025	444,137
450	M	Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5% 6/1/2027	426,852
150	M	Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015	155,198
150	M	Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
		5 1/2% 4/1/2018	155,038

			1,312,046

		General Obligations-8.0%
400	M	Cass County Reorg. School District #2, 5 1/2% 3/1/2017	418,940
100	M	Jefferson County School District #6, 6% 3/1/2014	104,225
125	M	St. Joseph School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019	131,141
100	M	St. Louis County Pattonville R-3 School Dist. (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	105,485

			759,791

		Health Care-1.6%
140	M	Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
		6 3/4% 5/15/2011	153,742

		Transportation-1.1%
110	M	St. Louis Airport Rev. (Lambert Intl. Airport) 5 1/8% 7/1/2015	110,581

		Utilities-2.8%
250	M	Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016	262,835

		Other Revenue-27.3%
100	M	Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014	100,127
500	M	Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020	500,965
500	M	Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023	475,910
250	M	Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019	251,168
160	M	Kansas City Spl. Oblig. Public Improvement 5% 3/1/2028	151,616
400	M	Missouri State Regional Convention & Sports Complex Auth.
		5 1/4% 8/15/2020	407,012
		Springfield Public Building Corp. Leasehold Revenue:
125	M	Capital Improvement 5.6% 6/1/2014	127,932
230	M	Jordan Valley 5.85% 6/1/2014	242,760
		St. Louis Municipal Finance Corp. Leasehold Revenue:
200	M	Carnahan Courthouse Series "A" 5% 2/15/2012*	211,266
125	M	City Justice Center Series "A" 5 3/4% 2/15/2010*	131,768

			2,600,524

Total Value of Municipal Bonds (cost $5,211,950)			5,199,519

		SHORT-TERM TAX EXEMPT INVESTMENTS-7.9%
		Adjustable Rate Notes**
150	M	Missouri Dev. Fin. Brd. Cultural Facs. Rev. 4 1/4%	150,000

		Missouri State Health & Edl. Facs. Revenue:
200	M	Drury University 6.28%		200,000
400	M	Washington University 4 1/2%		400,000

Total Value of Short-Term Tax Exempt Investments (cost $750,000)				750,000

Total Value of Municipal Investments (cost $5,961,950)			62.5%	5,949,519
Other Assets, Less Liabilities			37.5	3,572,023

Net Assets			100.0%	$9,521,542

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $5,961,950. Accumulated net unrealized depreciation on investments was $12,431, consisting of $105,686 gross unrealized appreciation and $118,117 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-98.9%
		Education-21.6%
		New Jersey Economic Dev. Auth. Revenue:
$1,500	M	5% 3/1/2022	$1,476,900
1,650	M	5% 9/1/2025	1,613,106
		New Jersey Educational Facilities Auth. Revenue:
2,125	M	College of New Jersey Series "C" 5 3/8% 7/1/2016	2,201,585
1,000	M	College of New Jersey Series "D" 5% 7/1/2028	909,860
1,000	M	New Jersey City Univ. Series "E" 5% 7/1/2028	968,220
1,000	M	Montclair State Univ. Series "A" 5% 7/1/2023	970,480
		Rowan University:
1,000	M	5% 7/1/2025	967,970
1,000	M	5% 7/1/2026	964,570
1,000	M	University of Medicine & Dentistry of New Jersey Series "A"
		5 3/8% 12/1/2016	1,034,720

			11,107,411

		General Obligations-13.6%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	1,979,093
2,500	M	Jackson Twp. Sch. Dist. 5% 6/15/2024	2,446,600
1,500	M	Jersey City Series "B" 5% 9/1/2019	1,530,015
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028	1,005,750

			6,961,458

		Health Care-12.9%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,644,300
2,000	M	Hackensack Univ. Med. Ctr. 5 1/4% 1/1/2031	1,963,800
1,000	M	Hospital Asset Transformation Program 5% 10/1/2028	901,460
1,000	M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,023,900
1,000	M	Riverview Medical Center 6 1/4% 7/1/2011	1,086,880

			6,620,340

		Housing-1.8%
895	M	New Jersey State Hsg. & Mtg. Fing. Agency Regency
		Park Project 6.05% 11/1/2017	906,232

		Transportation-11.4%
500	M	Delaware River & Bay Authority 5 1/2% 1/1/2010*	523,285
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	1,011,380
710	M	New Jersey State Hwy. Auth. (Garden State Parkway)
		6.2% 1/1/2010	727,267
		Port Authority of New York & New Jersey:
2,100	M	5% 10/15/2018	2,168,544
1,500	M	5% 8/15/2029	1,439,850

			5,870,326

		Utilities-6.6%
1,000	M	Bergen County Utilities Auth. Rev. 5% 12/15/2031		951,170
1,150	M	Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018		1,169,930
1,250	M	Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018		1,287,137

				3,408,237

		Other Revenue-31.0%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		2,915,550
2,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,896,260
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,780,284
		Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000	M	5 1/4% 6/1/2021		944,140
1,000	M	5% 1/1/2025		951,040
1,500	M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/1/2025		1,468,320
2,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		1,925,240
2,000	M	New Jersey Economic Dev. Auth. (Liberty State Park Proj.)
		5% 3/1/2027		1,893,100
1,155	M	Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020		1,160,475
1,000	M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032		981,260

				15,915,669

Total Value of Municipal Bonds (cost $51,598,536)			98.9%	50,789,673
Other Assets, Less Liabilities			1.1	548,018

Net Assets			100.0%	$51,337,691

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $51,598,536. Accumulated net unrealized depreciation on investments was $808,863, consisting of $1,005,158 gross unrealized appreciation and $1,814,021 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-98.8%
		Education-29.5%
		New York State Dormitory Authority Revenue:
		Barnard College:
$1,000	M	5% 7/1/2024	$918,990
2,000	M	5% 7/1/2025	1,826,340
		City University:
3,955	M	5 3/4% 7/1/2013	4,189,497
3,000	M	6% 7/1/2020	3,329,310
2,350	M	Colgate University 6% 7/1/2021	2,632,846
2,000	M	Fordham University 5% 7/1/2028	1,886,780
		New York University:
1,610	M	6% 7/1/2018	1,801,397
3,500	M	5% 7/1/2025	3,365,320
1,000	M	5% 7/1/2029	944,570
5,400	M	NYSARC Insured Series "A" 5% 7/1/2026	5,148,360
		Personal Income Tax Revenue:
5,000	M	1.58% 9/15/2014***	4,627,800
4,500	M	5% 3/15/2028	4,289,985
		School Districts Financing Program:
1,000	M	Series "A" 5 1/4% 4/1/2022	1,001,520
1,000	M	Series "C" 5 1/4% 4/1/2021	1,024,940
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,415,315
1,460	M	6% 7/1/2013	1,502,807
1,500	M	State University 5 1/4% 5/15/2021	1,565,640

			41,471,417

		General Obligations-21.8%
		Buffalo:
		School District Series "B":
1,130	M	5 3/8% 11/15/2016	1,175,324
2,360	M	5 3/8% 11/15/2017	2,442,954
2,620	M	5 3/8% 11/15/2019	2,686,338
1,000	M	School District Series "D" 5 1/2% 12/15/2015	1,033,640
1,000	M	Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015	1,064,310
		New York City:
		Series "E":
4,570	M	5 3/4% 5/15/2010*	4,853,660
2,000	M	5 3/4% 8/1/2018	2,128,060
2,500	M	Series "F" 5 1/4% 8/1/2014	2,590,325
1,795	M	Series "G" 5 3/4% 8/1/2018	1,909,934
1,540	M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,812,549
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018	1,432,302

1,000	M	Red Hook Central School Dist. 5 1/8% 6/15/2017		1,037,580
1,775	M	Webster Central School District 5% 6/15/2019		1,824,451
		Yonkers Series "A":
300	M	5 3/4% 10/1/2010*		320,859
1,345	M	5 1/8% 7/1/2016		1,392,317
1,410	M	5 1/4% 7/1/2017		1,461,705
1,480	M	5 1/4% 7/1/2018		1,525,466

				30,691,774

		Health Care-2.3%
		New York State Dormitory Authority Revenue:
2,000	M	New York-Presbyterian Hospital 5 1/4% 2/15/2024		1,954,520
1,320	M	United Cerebral Palsy 5 1/8% 7/1/2021		1,340,711

				3,295,231

		Housing-1.8%
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		1,161,578
1,500	M	New York State Mtg. Agy. Hsg. Rev. 5.2% 10/1/2028		1,403,580

				2,565,158

		Transportation-18.3%
		Metropolitan Transit Authority of New York (Transit Auth. Rev.):
		Series "A":
2,500	M	5% 11/15/2020		2,481,925
2,500	M	5% 11/15/2024		2,400,925
5,000	M	Series "B" 5 1/4% 11/15/2022		5,006,350
5,000	M	New York State Thruway Auth. 5% 1/1/2030		4,700,700
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029		4,799,500
6,000	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012		6,323,400

				25,712,800

		Utilities-12.3%
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,044,278
7,000	M	4 3/4% 6/15/2030		6,304,550
2,500	M	5 1/8% 6/15/2030		2,397,125
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,581,200

				17,327,153

		Other Revenue-12.8%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026		5,160,200
3,000	M	New York City Edl. Constr. Fund Rev. 5% 4/1/2031		2,741,700
2,185	M	New York City Transitional Fin. Auth. 5 1/4% 8/1/2020		2,228,044
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,193,161
665	M	Judicial Facs. Lease 7 3/8% 7/1/2016		764,491
2,000	M	New York State Urban Dev. Corp. Rev. 5% 1/1/2028		1,855,300

				17,942,896

Total Value of Municipal Bonds (cost $141,285,661)			98.8%	139,006,429
Other Assets, Less Liabilities			1.2	1,708,733

Net Assets			100.0%	$140,715,162

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $141,285,661. Accumulated net unrealized depreciation on investments was $2,279,232, consisting of $3,153,096 gross unrealized appreciation and $5,432,328 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-97.2%
		Certificates of Participation-31.3%
$400	M	Carteret County 5 5/8% 6/1/2020	$411,396
1,000	M	Franklin County Public Facs. Proj. 5% 9/1/2027	895,330
		Harnett County:
500	M	5 1/2% 12/1/2010*	535,645
500	M	5 1/8% 12/1/2023	500,975
1,000	M	Lincoln County Middle School Proj. 5% 6/1/2022	982,460
1,000	M	Montgomery County 5% 2/1/2030	916,800
1,255	M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,298,335
1,000	M	Onslow County 5% 6/1/2024	903,600
250	M	Pitt County 5 1/4% 4/1/2010*	262,735
1,000	M	Sampson County School Improvements 5% 6/1/2023	976,580

			7,683,856

		Education-10.3%
1,000	M	Appalachian State University 5% 7/15/2025	920,050
230	M	Iredell County Public Facs. School Projs. 6% 6/1/2010*	245,527
		University of North Carolina Sys. Pool Revenue:
400	M	5 3/8% 4/1/2021	405,512
1,000	M	5% 10/1/2025	961,250

			2,532,339

		General Obligations-4.8%
500	M	Brunswick County 5 3/4% 5/1/2010*	524,910
400	M	Johnston County 5% 6/1/2018	411,840
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,697

			1,161,447

		Health Care-9.7%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5 1/4% 1/15/2024	987,510
1,000	M	Nash Health Care Sys. Rev. 5 1/2% 11/1/2026	968,800
400	M	North Carolina Medical Care Community Hosp. Rev.
		Northeast Med. Ctr. 5 3/8% 11/1/2010*	426,596

			2,382,906

		Transportation-8.3%
1,000	M	Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023	1,000,410
		Piedmont Triad Airport Authority Revenue:
500	M	5 1/2% 7/1/2009*	516,830
500	M	5 1/4% 7/1/2016	517,280

			2,034,520

		Utilities-31.2%
1,000	M	Asheville Water Sys. Rev. 5% 8/1/2025	983,180
150	M	Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*	159,267
1,080	M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022	1,092,830

1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		957,140
250	M	Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*		264,733
500	M	Greenville Combined Enterprise Sys. Rev. 5 1/2% 3/1/2009*		511,445
1,000	M	Mooresville Enterprise Sys. Rev. 5% 5/1/2025		892,150
1,000	M	North Carolina Eastern Municipal Pwr. Agy. Rev. 5 1/4% 1/1/2022		970,210
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 5% 6/1/2027		907,780
1,000	M	Shelby Enterprise Sys. Rev. 5% 5/1/2022		930,070

				7,668,805

		Other Revenue-1.6%
250	M	Cumberland County Finance Corp. Installment Pmt. Rev.
		(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017		255,657
140	M	Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010		140,223

				395,880

Total Value of Municipal Bonds (cost $25,013,649)				23,859,753

		SHORT-TERM TAX EXEMPT INVESTMENTS-1.2%
300	M	University North Carolina Hospital Chapel Hill Rev.
		Adjustable Rate Note 5%** (cost $300,000)		300,000

Total Value of Municipal Investments (cost $25,313,649)			98.4%	24,159,753
Other Assets, Less Liabilities			1.6	402,515

Net Assets			100.0%	$24,562,268

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $25,313,649. Accumulated net unrealized depreciation on investments was $1,153,896, consisting of $202,591 gross unrealized appreciation and $1,356,487 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS-101.0%
		Education-12.9%
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020		$1,005,220
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022		954,710
1,000	M	University Akron Gen. Receipts 6% 1/1/2010*		1,051,390

				3,011,320

		General Obligations-72.0%
1,000	M	Adams County Valley Local School District 7% 12/1/2015		1,125,890
500	M	Avon Local School District 6 1/2% 12/1/2015		574,115
1,000	M	Beaver Creek Local School District 6.6% 12/1/2015		1,131,510
1,000	M	Cleveland Municipal School District 5 1/4% 12/1/2023		1,000,900
1,000	M	Clyde-Green Springs Exmp. Vlg. School Dist. 5% 12/1/2027		957,140
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021		1,008,070
1,000	M	Fairfield County 5% 12/1/2025		960,940
1,000	M	Gallia County Local School District 4 3/4% 12/1/2024		927,840
1,000	M	Greene County 5 1/4% 12/1/2030		980,670
655	M	Jefferson County Jail Construction 5 3/4% 12/1/2019		722,544
750	M	Jefferson Local School District (Madison Cnty.) 5% 12/1/2025		707,017
1,000	M	Licking County Joint Voc. School District 5% 12/1/2020		1,007,770
1,300	M	Lorain 5 1/2% 12/1/2018		1,351,753
1,000	M	New Albany Capital Facilities 5% 12/1/2026		940,990
1,000	M	St. Marys City School District 5% 12/1/2025		951,900
1,000	M	Wapakoneta City School District 5% 12/1/2025		960,940
1,000	M	Westerville 5% 12/1/2024		961,330
500	M	Youngstown 6% 12/1/2010*		540,870

				16,812,189

		Health Care-9.9%
500	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5 1/2% 9/1/2011		505,820
1,000	M	Ohio State Higher Edl. Fac. Rev. (Cleveland Clinic)
		5 1/4% 1/1/2033 (when-issued)		884,960
1,000	M	Ross County Hosp. Rev. 5 1/4% 12/1/2038		908,820

				2,299,600

		Housing-4.0%
1,000	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 5.45% 9/1/2033		941,590

		Utilities-2.2%
500	M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018		516,445

Total Value of Municipal Bonds (cost $24,095,410)			101.0%	23,581,144
Excess of Liabilities Over Other Assets			(1.0)	(235,718)

Net Assets			100.0%	$23,345,426

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $24,095,410. Accumulated net unrealized depreciation on investments was $514,266, consisting of $374,874 gross unrealized appreciation and $889,140 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-98.4%
		Certificates of Participation-8.4%
		Oregon State Dept. of Administrative Services:
$500	M	5 1/4% 5/1/2017	$516,415
1,210	M	5% 5/1/2026	1,146,850
500	M	5% 5/1/2030	475,895
1,000	M	5% 11/1/2030	915,750

			3,054,910

		Education-6.5%
200	M	Chemeketa Community College District 6.4% 7/1/2009	200,502
1,250	M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	1,217,675
1,000	M	Oregon State Facs. Authority Rev. (Williamette Univ. Proj.)
		5 1/8% 10/1/2025	918,930

			2,337,107

		General Obligations-43.5%
		Clackamas Community College District:
1,000	M	5% 5/1/2023	937,500
1,000	M	5% 5/1/2024	930,820
1,500	M	Clackamas County 5% 6/1/2023	1,449,975
1,000	M	Columbia Gorge Community College 5% 6/15/2023	940,580
1,000	M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	922,980
1,055	M	Gresham 5 3/8% 6/1/2017	1,103,161
1,000	M	Jackson County School District #549C 5% 12/15/2027	941,740
635	M	Jefferson County School District #509J 5 1/4% 6/15/2019	644,538
245	M	La Grande 5 5/8% 6/1/2011	246,129
1,000	M	Oregon State Board Of Higher Education Series "A"
		5% 8/1/2029	975,910
760	M	Polk Marion & Benton Counties School District #13J
		5 5/8% 6/15/2010*	800,295
1,000	M	Rogue Community College District 5% 6/15/2024	951,960
600	M	Southwestern Community College Dist. 6.05% 6/1/2010*	635,232
1,765	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,725,782
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5 1/4% 6/1/2016	644,124
1,000	M	Washington County 5% 6/1/2024	965,180
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	971,540

			15,787,446

		Health Care-2.6%
1,000	M	Deschutes County Hosp. Facs. Rev. 5 3/8% 1/1/2035	937,860

		Housing-2.6%
1,000	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	924,390

		Transportation-4.1%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.

		5% 11/15/2028		964,300
500	M	Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*		534,415

				1,498,715

		Utilities-17.1%
440	M	Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*		467,663
1,000	M	Eugene Elec. Utility Rev. 5% 8/1/2021		996,180
600	M	Eugene Water Utility System 5.8% 8/1/2010*		634,692
		Portland Sewer System Revenue:
300	M	Series "A" 5 1/4% 6/1/2020		306,060
1,000	M	Series "B" 5% 6/15/2027		942,500
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		934,390
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5 1/4% 7/1/2029		922,370
1,000	M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024		1,011,680

				6,215,535

		Other Revenue-13.6%
		Oregon State Administrative Services Lottery Revenue:
350	M	5 3/4% 4/1/2009*		359,363
1,000	M	5% 4/1/2026		982,830
1,000	M	5% 4/1/2027		971,790
		Portland Urban Renewal & Redevelopment:
405	M	Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020		411,759
		South Parks Blocks:
700	M	Series "A" 5 3/4% 6/15/2017		744,681
1,000	M	Series "B" 5% 6/15/2024		971,330
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		490,315

				4,932,068

Total Value of Municipal Bonds (cost $37,460,977)				35,688,031

		SHORT-TERM TAX EXEMPT INVESTMENTS-3.0%
1,100	M	Medford Hosp. Facs. Auth. Rev.
		Adjustable Rate Note 4 1/4%** (cost $1,100,000)		1,100,000

Total Value of Municipal Investments (cost $38,560,977)			101.4%	36,788,031
Excess of Liabilities Over Other Assets			(1.4)	(508,981)

Net Assets			100.0%	$36,279,050

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $38,560,977. Accumulated net unrealized depreciation on investments was $1,772,946, consisting of $293,183 gross unrealized appreciation and $2,066,129 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-98.4%
		Education-9.4%
$1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5 1/2% 10/1/2032	$1,006,610
1,000	M	Pennsylvania State Higher Educ. Assistance Agy.
		6 1/8% 12/15/2010*	1,073,960
1,410	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5 1/2% 6/15/2014	1,453,950

			3,534,520

		General Obligations-44.7%
1,000	M	Bedford County 5% 9/1/2028	943,200
1,000	M	Bensalem Twp. 5% 6/1/2026	949,990
1,000	M	Bensalem Twp. School Dist. 5 1/4% 6/15/2025	962,260
1,000	M	Bentworth School District 5% 3/15/2028	943,860
1,000	M	Catasauqua Area School District 5% 2/15/2026	953,940
1,000	M	Chambersburg School District 5% 3/1/2024	966,580
1,000	M	Daniel Boone Area School District 5% 8/15/2029	916,530
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	950,190
1,000	M	Jim Thorpe School District 5% 3/15/2027	959,250
1,065	M	Mifflin County 5 1/2% 9/1/2020	1,081,806
1,000	M	Northeastern York School District 5% 4/1/2029	932,540
1,000	M	Owen J. Roberts School District 5% 5/15/2023	978,640
1,000	M	Pennsbury School District 5% 8/1/2025	966,790
1,000	M	Philadelphia Series "A" 5 1/4% 12/15/2027	909,050
1,085	M	Pittsburgh 5 1/2% 9/1/2014	1,126,067
1,000	M	Radnor Twp. School District 5% 2/15/2032	945,920
		Scranton School District Series "A":
1,000	M	5% 7/15/2027	925,890
500	M	5% 7/15/2032	452,725

			16,865,228

		Health Care-5.4%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,062,120
1,000	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5.7% 11/15/2011 +	981,580

			2,043,700

		Housing-2.5%
1,000	M	Pennsylvania State Hsg. Fin. Agy. Mtg. Rev. 5.4% 10/1/2033	960,280

		Transportation-6.9%
1,620	M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,588,621
1,000	M	Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022	1,001,490

			2,590,111

		Utilities-15.0%
1,000	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	906,670

1,000	M	Erie Sewer Authority Rev. 5 7/8% 6/1/2010*		1,055,040
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013		2,729,449
1,000	M	Reading Area Wtr. Auth. 5% 12/1/2027		957,140

				5,648,299

		Other Revenue-14.5%
1,000	M	Pennsylvania State Tpk. Comm. Oil Franchise Tax Rev. 5% 12/1/2025		951,900
500	M	Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/2% 10/1/2011*		540,415
1,000	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
		5 1/2% 12/1/2019		1,020,150
		Philadelphia Redev. Neighborhood Transformation Series "A":
1,000	M	5 1/2% 4/15/2016		1,003,470
1,000	M	5 1/2% 4/15/2019		978,110
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,820

				5,495,865

Total Value of Municipal Bonds (cost $38,284,747)			98.4%	37,138,003
Other Assets, Less Liabilities			1.6	621,810

Net Assets			100.0%	$37,759,813

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $38,284,747. Accumulated net unrealized depreciation on investments was $1,146,744, consisting of $556,338 gross unrealized appreciation and $1,703,082 gross unrealized depreciation.

+ Payment of principal and interest is being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
September 30, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS-97.9%
		Certificates of Participation-2.9%
$1,000	M	Prince Williams County 5% 9/1/2022	$977,420

		Education-2.9%
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026	972,340

		General Obligations-18.4%
1,000	M	Hampton 5 3/4% 2/1/2010*	1,061,910
1,065	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2020	1,077,716
1,000	M	Manassas Park 5% 1/1/2027	949,140
1,000	M	Richmond 5 1/2% 1/15/2017	1,052,250
1,000	M	Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020	1,037,290
1,000	M	Waynesboro 5% 1/15/2034	918,090

			6,096,396

		Health Care-6.5%
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5 1/2% 7/1/2021	1,023,310
1,000	M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,128,840

			2,152,150

		Transportation-7.8%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	949,150
1,585	M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,623,611

			2,572,761

		Utilities-25.9%
575	M	Bristol Utility Sys. Rev. 5 3/4% 7/15/2015	644,012
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2038	934,330
1,000	M	Newport News Water Rev. 4 3/4% 6/1/2025	935,300
1,000	M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,001,660
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	513,720
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	700,792
		Spotsylvania County Water & Sewer Revenue:
1,000	M	5% 6/1/2026	970,260
1,000	M	5% 6/1/2027	948,560
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025	977,740
1,000	M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2038	947,900

			8,574,274

		Other Revenue-33.5%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031	954,180
1,000	M	Culpepper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026	922,630
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5 5/8% 11/1/2015	521,030
1,000	M	Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2012*	1,079,520
1,000	M	Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*	1,080,100

1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		966,670
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5 1/4% 3/1/2039		912,400
1,000	M	Riverside Regl. Jail Auth. 5% 7/1/2028		914,270
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		942,050
		Southwest Regional Jail Authority Revenue:
1,000	M	5 1/8% 9/1/2021		925,960
1,000	M	5 1/8% 9/1/2022		906,390
1,000	M	Stafford County Indl. Dev. Authority Rev. 5 1/4% 8/1/2031		966,380

				11,091,580

Total Value of Municipal Bonds (cost $33,545,484)			97.9%	32,436,921
Other Assets, Less Liabilities			2.1	683,779

Net Assets			100.0%	$33,120,700

At September 30, 2008, the cost of municipal investments for federal income tax purposes was $33,545,484. Accumulated net unrealized depreciation on investments was $1,108,563, consisting of $528,092 gross unrealized appreciation and $1,636,655 gross unrealized depreciation.

FOOTNOTES

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2008.

***	Inverse floating rate securities (see Note 2). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2008.

Summary of Abbreviations:

	COP	Certificate of Participation
	GO	General Obligation

1. Security valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers.  If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Board has approved a change recommended by management to the policies of each Fund. Specifically, effective May 1, 2008, the policies of each Fund will provide that, under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to timely payment of principal and interest by insurance companies that are rated as investment grade, at the time the securities are purchased, by at least one nationally recognized statistical rating organization ("NRSRO"). Thus, the Funds will no longer be required to ensure that all municipal bonds that they purchase are insured. Nor will they be required to restrict their investments to securities that are insured by companies that have a top tier rating by an NRSRO. To the extent that the Funds invest in uninsured securities, they will generally restrict their investments to securities that are rated as investment grade by an NRSRO or, if unrated, that are determined by the investment adviser to be of investment grade quality. Prior to May 1, 2008, when an issuer has not provided insurance, the Funds obtained insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of September 30, 2008 is as follows:

			Level 2
			Other	Level 2
		Level 1	Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Insured Tax Exempt	$689,443,331	$-	$689,443,331	$-
Insured Tax Exempt II	130,322,334	-	130,322,334	-
Arizona	5,077,844	-	5,077,844	-
California	25,763,962	-	25,763,962	-
Connecticut	35,801,761	-	35,801,761	-
Massachusetts	23,928,673	-	23,928,673	-
Michigan	28,314,460	-	28,314,460	-
Minnesota	18,618,319	-	18,618,319	-
Missouri	5,949,519	-	5,949,519	-
New Jersey	50,789,673	-	50,789,673	-
New York	139,006,429	-	139,006,429	-
North Carolina	24,159,753	-	24,159,753	-
Ohio	23,581,144	-	23,581,144	-
Oregon	36,788,031	-	36,788,031	-
Pennsylvania	37,138,003	-	37,138,003	-
Virginia	32,436,921	-	32,436,921	-

2. Derivatives-The Funds may invest in derivatives such as inverse floating rate securities ("inverse floaters") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statement of Operations. At September 30, 2008, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	November 26, 2008